LEASE OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LEASE OPERATING EXPENSES
Lease operating expense	$ (17,127)	$ (11,259)	$ (16,667)
Workover expense	(5,289)	(1,678)	(1,788)
Total lease operating expense	$ (22,416)	$ (12,937)	$ (18,455)